Goodwill (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill activity consisted of the following for the nine months ended September 30, 2021 (in thousands):
Balance at December 31, 2020	$668,151
Acquired goodwill	130,292
Measurement period adjustments(1)	293
Effect of foreign currency exchange rate changes	(2,518)
Balance at September 30, 2021	$796,218
(1)	The $0.3 million of measurement period adjustments relate to acquisitions consummated during the year ended December 31, 2020.

Goodwill consisted of the following as of December 31, 2020 and 2019 (in thousands):
Balance, January 1, 2019	$267,668
Additions	158,410
Effect of foreign currency exchange rate changes	490
Balance, December 31, 2019	426,568
Additions	240,755
Effect of foreign currency exchange rate changes	828
Balance, December 31, 2020	$668,151